Document and Entity Information	Jun. 18, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2020
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 18, 2020
Document Effective Date	Jun. 18, 2020
Prospectus Date	Apr. 30, 2020
Emerging Markets Leaders Portfolio | Class A
Prospectus:
Trading Symbol	MELAX
Emerging Markets Leaders Portfolio | Class IS
Prospectus:
Trading Symbol	MELSX
Emerging Markets Leaders Portfolio | Class C
Prospectus:
Trading Symbol	MEMLX
Emerging Markets Leaders Portfolio | Class I
Prospectus:
Trading Symbol	MELIX
Multi-Asset Portfolio | Class A
Prospectus:
Trading Symbol	MMPPX
Multi-Asset Portfolio | Class L
Prospectus:
Trading Symbol	MMPLX
Multi-Asset Portfolio | Class I
Prospectus:
Trading Symbol	MMPIX
Multi-Asset Portfolio | Class C
Prospectus:
Trading Symbol	MSMEX
Multi-Asset Portfolio | Class IS
Prospectus:
Trading Symbol	MSPMX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS I
Prospectus:
Trading Symbol	MSUAX
INTERNATIONAL REAL ESTATE PORTFOLIO | CLASS A
Prospectus:
Trading Symbol	IERBX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class L
Prospectus:
Trading Symbol	MSOLX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class IS
Prospectus:
Trading Symbol	MIREX
INTERNATIONAL REAL ESTATE PORTFOLIO | Class C
Prospectus:
Trading Symbol	MSIJX